Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

25.         Subsequent events

The Group has evaluated subsequent events through the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.